Premises And Equipment (Schedule Of Premises And Equipment) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 27,538,599	$ 20,141,641	$ 19,805,480
Accumulated depreciation	4,323,170	3,274,080	2,479,381
Net premises and equipment	23,215,429	16,867,561	17,326,099	23,883,734
Depreciation expense	1,080,364	794,494	676,127
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	4,300,943	3,207,423	3,207,423
Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	15,244,033	12,085,285	12,042,540
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	4,268,268	2,225,181	2,171,310
Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 3,725,355	$ 2,623,752	$ 2,384,207
Minimum [Member] | Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Minimum [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Minimum [Member] | Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Maximum [Member] | Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	50 years
Maximum [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	30 years
Maximum [Member] | Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	23 years